SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2018
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

6.      Share-based payments

Accounting policy

The Group operates an equity-settled compensation plan in which certain employees of the Group participate. The fair value of the equity-settled instruments is measured by reference to the fair value of the equity instrument granted.

Fair value is based on market prices of the equity-settled instruments granted, if available, taking into account the terms and conditions upon which those equity-settled instruments were granted. Fair value of equity-settled instruments granted is estimated using appropriate valuation models and appropriate assumptions at the grant date. Non-market vesting conditions (service period prior to vesting) are not taken into account when estimating the fair value of the equity-settled instruments at grant date. Market conditions are taken into account in determining the fair value at grant date.

The grant date fair value of the equity-settled instruments is recognised as an employee benefit expense over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment reserve. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.

The Group also operates a cash-settled compensation plan in which certain employees of the Group participate. In terms of the Rustenburg operation acquisition, the Group issued cash-settled instruments to black economic empowerment (BEE) shareholders. The grant date fair value of the cash-settled instruments is equal to the value of the equity-settled instrument granted on the same grant date.

The grant date fair value of the cash-settled instruments is recognised as an employee benefit expense or share-based payment on the BEE transaction over the vesting period based on the Group’s estimate of the number of instruments that will eventually vest, with a corresponding increase in the share-based payment obligation. At each reporting date the obligation is remeasured to the fair value of the instrument, to reflect the potential outflow of cash resources to settle the liability, with a corresponding adjustment to gain or loss on financial instrument in profit or loss. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.

Where the terms of an equity-settled or a cash-settled award are modified, the originally determined expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the participant as measured at the date of the modification.

Figures in million - SA rand	Notes	2018	2017	2016
Sibanye-Stillwater 2017 Share Plan	6.1	(139.2)	(9.0)	-
Performance shares		(139.2)	(9.0)	-
Sibanye Gold Limited 2013 Share Plan	6.1	(142.5)	(208.4)	(172.1)
Performance shares		(142.5)	(186.3)	(145.5)
Bonus shares		-	(22.1)	(26.6)
Sibanye Gold Limited Phantom Share Scheme	6.2	-	(11.2)	(83.8)
Stillwater cash settled scheme		(14.5)	(3.3)	-
DRDGOLD cash settled scheme		(3.2)	-	-
Share-based payment on BEE transaction	6.3	-	-	(240.3)
Total share-based payments		(299.4)	(231.9)	(496.2)

6.1     Sibanye-Stillwater Share Plans

On 21 November 2012, the shareholders of Sibanye-Stillwater approved the adoption of the Sibanye Gold Limited 2013 Share Plan (2013 Share Plan) with effect from the date of the listing of Sibanye Gold Limited. The 2013 Share plan provided for two methods of participation, namely Forfeitable Shares and Conditional Shares. This plan sought to attract, retain, motivate and reward participating employees on a basis which seeks to align the interest of such employees with those of the shareholders. On 23 May 2017, the shareholders of Sibanye-Stillwater approved the adoption of the Sibanye-Stillwater 2017 Share Plan (2017 Share Plan) on essentially similar terms to the 2016 share plan. At the annual general meeting (AGM) on 30 May 2018, the directors of Sibanye-Stillwater were authorised to issue and allot all or any of such shares required for the 2017 Share Plan, up to a maximum not exceeding 86,748,850 shares. An individual participant may also not be awarded an aggregate of shares exceeding 8,674,885 shares.

Forfeitable Shares – as part of the short-term incentive

The Remuneration Committee makes an annual award of Forfeitable Shares to eligible participants as a share-based component of the short-term incentive scheme.

The total annual bonus is determined by reference to the actual performance rating of the individual against predetermined targets for the preceding cycle and is comprised of cash plus the face value of restricted Forfeitable Shares in the ratio of 60:40.

In other words, 40% of the annual bonus is awarded using Company shares as the “currency”, as opposed to cash, access to which is deferred. As such, the Forfeitable Shares vest in two equal tranches, nine months and 18 months after the award date. Except for the right to dispose of the shares, participants have full shareholder rights in the unvested Forfeitable Shares during the restricted period, including the right to receive dividends.

The number of shares awarded is determined by dividing the face value of the Forfeitable Shares portion of the annual bonus by the volume-weighted average price (VWAP) of the Company’s shares over the three days immediately prior to the award date.

Conditional Shares – for the long-term incentive

The Remuneration Committee makes an annual award of Conditional Shares to eligible participants as part of its long-term incentive scheme. The number of Conditional Shares awarded to an employee is based on the employee’s annual guaranteed pay and job grade combined with a factor related to the employee’s assessed performance rating for the prior year and using the relevant share price calculation (as for the Forfeitable Shares) at the award date, with ultimate vesting of those awards subject to performance conditions as approved by the Remuneration Committee.

Performance conditions applicable to Conditional Share awards from March 2016 onwards

Due to concerns expressed by shareholders during 2015, a review was conducted to identify appropriate adjustments to the methodology for determining the performance conditions on Conditional Shares to be reflective of the Group’s evolving strategic market position and to enhance alignment with shareholder interests.

With effect from March 2016, in respect of the award of Conditional Shares at that time and at any time thereafter (subject to any future agreed changes), an updated methodology was approved by the Remuneration Committee regarding the performance conditions applicable to the determination of the amount of Conditional Shares that will vest at the end of the vesting period (currently three years from the date of the award).

Essentially the number of shares that vest depends on the extent to which Sibanye-Stillwater has performed over the intervening three year period relative to two performance criteria, Total Shareholder Return (TSR) and Return on Capital Employed (ROCE). These are among the most widely acceptable vesting performance measures suited to aligning the outcome of long-term share incentive awards with shareholders’ interests.

In addition, at the sole discretion of the Remuneration Committee, up 20% of the determined number of vesting shares using the two performance criteria is liable to forfeiture in the event of any extreme environmental, social, and governance (ESG) incidents occurring during the vesting period.

The number of the Conditional Shares awarded that will finally vest three years after the award will range between 0% and 100% dependent on the extent to which the two performance criteria have been met and whether the Remuneration Committee has applied its further discretion to reduce the award on the basis mentioned above.

The details of these two performance conditions are provided below.

Total Shareholder Return (TSR) – 70% Weighting

TSR has been widely recognised as an appropriate indicator of shareholder value creation. It is used extensively internationally and increasingly in South Africa, sometimes as a single metric but most often as one of two or three weighted performance metrics. In some company share plans, an absolute target is set, but more often it is referenced in relation to the company’s share price relative to those of a group of peers or ‘comparator companies’.

In Sibanye-Stillwater’s case, the TSR element is measured against a benchmark of eight peer group mining and resource companies that can be deemed to collectively represent an alternative investment portfolio for Sibanye-Stillwater’s shareholders (Peer Group). The Peer Group comprises similar market capitalisation companies that are reflective of the expected positioning of Sibanye-Stillwater over the medium term as a value driven multi-commodity resources company with a specific focus on gold and platinum.

The Peer Group is set out in the table below.

Peer group companies for TSR comparison
AngloGold Ashanti Limited (AngloGold Ashanti)
Anglo American Platinum Limited (Anglo American Platinum)
Gold Fields Limited (Gold Fields)
Impala Platinum Holdings Limited
Northam Platinum Limited
Exxaro Resources Limited
Harmony Gold Mining Company Limited (Harmony)
African Rainbow Minerals Limited

Sibanye-Stillwater’s TSR over the vesting period is compared with the Peer Group TSR curve constructed on a market capitalisation weighted basis in the following manner. The annualised TSR over the vesting period (TSRANN) is determined for each of the companies in the Peer Group. The Peer Group companies are sorted from lowest to highest TSRANN. The average market capitalisation based on daily closing price is determined for each company, and each peer company is assigned its proportion of the overall average market capitalisation of the Peer Group. The peer company TSR curve is plotted at the midpoint of each company’s percentage of Peer Group market capitalisation on a cumulative basis above the worse performing companies in the Peer Group. In the event that one or more of the peer companies become ineligible for comparison, a peer company curve based on the companies remaining in the Peer Group is utilised.

The cumulative position of Sibanye-Stillwater’s TSRANN is then mapped onto the TSR curve for the Peer Group to determine the percentile at which Sibanye-Stillwater performed over the vesting period. The performance curve governing vesting is set out in the table below with linear interpolation applied between the indicated levels.

TSR element of performance conditions
Percentile on peer group TSR curve	% vesting
0%	0%
10%	0%
20%	0%
30%	5%
40%	20%
50%	35%
60%	55%
70%	75%
80%	90%
90%	100%
100%	100%

Return On Capital Employed (ROCE) – 30% Weighting

ROCE is a profitability metric that measures how efficiently a company generates profits from its capital employed. There is an increased focus on measuring the returns earned by businesses on the capital deployed by shareholders over and above the steady low risk returns typically available on financial markets.

For Sibanye-Stillwater, ROCE is evaluated against the company’s cost of equity (Ke). A minimum threshold on the performance scale for ROCE is set as equalling the cost of equity, Ke, which would lead to the ROCE element contributing 0% towards the performance condition. Delivering a return that exceeds Ke by 6% or more would be regarded as a superior return representing the maximum 100% on the performance scale and full vesting in respect of the ROCE element. The performance curve governing vesting is set out in the table below, with linear interpolation between the indicated levels.

ROCE element of performance condition
Annual ROCE	% vesting
≤Ke	0.0%
Ke + 1%	16.7%
Ke + 2%	33.3%
Ke + 3%	50.0%
Ke + 4%	66.7%
Ke + 5%	83.3%
Ke + 6%	100.0%

The overall vesting is determined by applying the TSR performance condition to 70% of awarded shares element and the ROCE performance condition to 30% of awarded shares – plus any further discretionary reduction in the award based on the Remuneration Committee’s judgement regarding ESG issues mentioned above.

Share awards granted, exercised and forfeited

Refer to the table below for the inputs to the valuation models for share awards granted during the year.

Share awards from March 2016 onwards

The performance criteria used to govern the vesting of Conditional Shares are determined by the Remuneration Committee and communicated in award letters to participants. The revised performance conditions, as described above, applied with the indicated weightings, were implemented for determining the vesting of future awards effective from March 2016 onwards.

As indicated, the performance criteria described above govern vesting of all share awards effective from 1 March 2016. Should any further adjustment be made these will govern future offers but will not be applied retrospectively.

The inputs to the valuation model for shares awards granted during the year were as follows:

Conditional				Forfeitable
shares				shares
2016	2017	2018	MONTE CARLO SIMULATION	2018	2017	2016
55.12%	53.96%	55.71%	Weighted average historical volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.35%	53.96%	55.15%
3	3	3	Expected term (years)	n/a	n/a	n/a
n/a	n/a	n/a	Expected term (months)	9 - 18	9 - 18	9 - 18
3.75%	4.65%	3.64%	Expected dividend yield	2.14% / 2.30%	4.65%	3.75%
8.51%	7.40%	6.90%	Weighted average three-year risk-free interest rate (based on SA interest rates)	6.87% / 6.77%	7.24%	7.78%
n/a	n/a	n/a	Marketability discount	n/a	1.27% / 0.50%	1.60% / 0.69%
50.81	24.07	6.86	Weighted average fair value	11.43	24.84 / 24.14	54.27 / 53.02

Share awards granted, exercised and forfeited under the 2017 Share Plan

The compensation cost related to share awards not yet recognised under the plan at 31 December 2018 amounts to R213.2 million and is to be spread over three years.

Conditional			Forfeitable
shares			shares
2017	2018	Number of instruments	2018	2017
-	12,953,888	Outstanding at beginning of the year	-	-
		Movement during the year:
2,376,742	41,103,872	Granted during the year	5,977,437	-
10,933,066	-	Supplementary awards related to the SGL 2013 Plan	-	-
(105,449)	(1,457,586)	Exercised and released	(2,348,445)	-
(250,471)	(3,995,018)	Forfeited	(359,782)	-
-	(69,808)	Condition forfeited	-
12,953,888	48,535,348	Outstanding at end of the year	3,269,210	-

Share awards granted, exercised and forfeited under the 2013 Share Plan

The compensation cost related to awards not yet recognised under the plan at 31 December 2018 amounts to R122.1 million and is to be spread over three years.

Conditional shares				Forfeitable shares
2016	2017	2018	Number of instruments	2018	2017	2016
9,398,072	10,610,779	19,379,386	Outstanding at beginning of the year	446,469	250,827	417,266
			Movement during the year:
5,103,184	12,851,131	-	Granted during the year	-	2,421,522	504,739
(3,832,758)	(2,616,050)	(2,523,162)	Exercised and released	(415,579)	(2,126,415)	(667,063)
(57,719)	(1,466,474)	(1,514,145)	Forfeited	(30,890)	(99,465)	(4,115)
-	-	(126,097)	Condition forfeited	-	-	-
10,610,779	19,379,386	15,215,982	Outstanding at end of the year	-	446,469	250,827

Directors and prescribed officers’ equity-settled instruments

The directors and prescribed officers of Sibanye-Stillwater held the following equity-settled instruments in the above 2017 Share Plan and 2013 Share Plan at 31 December 2018:

	2017	Instruments granted	Equity-settled instruments exercised during the year			Instruments forfeited	2018
	Number of instruments	Number of instruments[1]	Number of instruments[1]	Average price	Share proceeds (rand)	Number of instruments	Number of instruments
Executive directors
Neal Froneman	3,510,669	5,318,454	1,063,629	10.72	11,404,039	-	7,765,494
Charl Keyter	1,703,868	2,672,205	484,485	10.65	5,159,132	-	3,891,588
Prescribed officers
Chris Bateman	413,920	2,100,629	136,632	8.73	1,193,090	-	2,377,917
Shadwick Bessit[2]	1,763,128	49,288	98,619	8.72	860,293	-	1,713,797
Hartley Dikgale	892,545	1,062,536	220,482	10.52	2,320,335	-	1,734,599
Dawie Mostert	979,139	1,328,165	268,044	10.62	2,847,401	-	2,039,260
Themba Nkosi	640,072	1,052,911	87,826	8.75	768,826	-	1,605,157
Wayne Robinson	1,081,008	1,277,048	275,245	10.72	2,950,577	-	2,082,811
Richard Stewart	1,469,189	1,521,844	562,537	9.83	5,530,242	-	2,428,496
Robert van Niekerk	1,365,383	2,147,603	391,847	10.48	4,107,696	-	3,121,139

[1] Instruments granted and exercised may differ from that presented in the Integrated Annual Report 2018 as the instruments granted and exercised presented above.

[2] Appointed as prescribed officer 1 December 2018.

6.2     Sibanye Gold Limited 2013 Phantom Share Scheme

On 14 May 2013, Sibanye-Stillwater’s Remuneration Committee limited the issuance of share options for the 2013 allocation under the 2013 Share Plan to senior management only. Middle and certain senior management, who previously participated in the equity-settled share award scheme, participated in a cash-settled share scheme, the Sibanye Gold 2013 Phantom Share Scheme (the SGL Phantom Scheme). Notwithstanding that the SGL Phantom Scheme was not subject to compliance with the JSE Listings Requirements as it was a purely cash-settled remuneration scheme, the SGL Share Plan rules applied, in all material aspects, to the SGL Phantom Scheme, other than the issue of new shares to participants.

Details of the phantom shares granted under this scheme to employees are detailed below:

Conditional shares				Forfeitable shares
2016	2017	2018	Number of instruments	2018	2017	2016
20,198,875	5,301,626	-	Outstanding at beginning of the year	-	-	-
			Movement during the year:
(14,275,138)	(5,178,775)	-	Vested and paid	-	-	-
(622,111)	(122,851)	-	Forfeited	-	-	-
5,301,626	-	-	Outstanding at end of the year	-	-	-

The grant date fair value of the above Conditional Shares and Forfeitable Shares cash-settled instruments granted during the year were valued using the Monte Carlo Simulation model and a future trading model, respectively, as with the equity settled instruments above. As the cash-settled and equity-settled instruments were issued on the same day, the grant date fair value assumptions of the cash-settled instruments were the same as for the equity-settled instruments.

The fair value of the cash-settled instruments at reporting date, used to value the share-based payment obligation was determined using the same assumptions as for the grant date valuation. However, the respective models take into account the actual share data of the peer group for the period from the grant date to the reporting date.

6.3     Share-based payment on BEE transaction

In terms of the Rustenburg operation Transaction, a 26% equity stake in SRPM was acquired by the BBBEE SPV (the BBBEE Transaction) by a vendor financed facility from Sibanye Platinum Proprietary Limited (Sibanye Platinum), on the following terms:

•	Interest at up to 0.2% above Sibanye-Stillwater’s highest cost of debt;
•

Post payment of the annual Deferred Payment to Rustenburg Platinum Mines Limited (RPM) and in respect of any repayment by SRPM of shareholder loans or the distribution of dividends, 74% will be paid to Sibanye Platinum and 26% to BBBEE SPV;

•	Of the 26% payment to BBBEE SPV, 85% will be used to service the facility owing by BBBEE SPV to Sibanye Platinum;
•	The remaining 15% of any such payment or 100%, once the facility owing by BBBEE SPV to Sibanye Platinum is repaid, will be declared by BBBEE SPV as a dividend to the BBBEE SPV shareholders; and
•	The facility will be capped at R3,500 million.

The IFRS 2 expense has been limited to 44.8% of the 26% interest relating to Bakgatla-Ba-Kgafela Investment Holdings and Siyanda Resources Proprietary Limited, as the Rustenburg Mine Community Trust and Rustenburg Mine Employees Trust are controlled and consolidated by Sibanye-Stillwater. The 44.8% interest was based on the expected discounted future cash flows of the expected PGM reserves and costs to extract the PGMs.

6.4     Share-based payment obligations

Figures in million - SA rand	Note	2018	2017	2016
Share-based payment on BEE transaction		149.7	399.5	240.3
Share-based payment		76.0	35.0	241.4
Balance at end of the year		225.7	434.5	481.7

Reconciliation of the share-based payment obligations
Balance at beginning of the year		434.5	481.7	599.6
Share-based payments expense		17.7	14.5	83.8
Share-based payment on BEE transaction		-	-	240.3
Fair value (gain)/loss on obligations[1]		(249.9)	171.5	1,076.6
Cash-settled share-based payments paid[2]		(21.7)	(433.6)	(1,518.6)
Share-based payment obligation on acquisition of subsidiary	13.1	45.1	200.4	-
Balance at end of the year		225.7	434.5	481.7

Reconciliation of the non-current and current portion of the share-based payment obligation:
Share-based payment obligations		225.7	434.5	481.7
Current portion of share-based payment obligations		(56.8)	(12.3)	(235.2)
Non-current portion of share-based payment obligations		168.9	422.2	246.5

[1] The fair value adjustment at reporting date is included in loss on financial instruments in profit or loss and not as part of share-based payments expense.

[2] Payments made during the year relates to vesting of shares to employees.